Pension and other employee obligations (Tables)	12 Months Ended
Mar. 31, 2024
Text Block One [Abstract]
Summary of Pension and Other Employee Obligations
Pension and other employee obligations consist of the following:

	As at
	March 31, 2024	March 31, 2023
Current:
Salaries and bonus	$93,764	$95,893
Pension	944	1,473
Withholding taxes on salary and statutory payables	10,644	10,515

Total	$105,352	$107,881

Non-current:
Pension and other obligations	$24,642	$19,504

Total	$24,642	$19,504

Summary of Employee Benefit Costs
Employee benefit costs consist of the following:

	Year ended March 31,
	2024	2023	2022
Salaries and bonus	$756,305	$690,643	$608,064
Employee benefit plans:
Defined contribution plan	19,195	16,916	15,296
Defined benefit plan	4,149	3,518	4,339
Share-based compensation expense (Refer Note 24)	51,683	49,733	44,165

Total	$831,332	$760,810	$671,864

Employee benefit costs is recognized in the following line items in the consolidated statement of income:

	Year ended March 31,
	2024	2023	2022
Cost of revenue	$627,942	$578,262	$503,748
Selling and marketing expenses	62,099	51,665	46,614
General and administrative expenses	141,291	130,883	121,502

Total	$831,332	$760,810	$671,864

Contributions to Defined Contribution Plans
The Company’s contributions to defined contribution plans are as follows:

	Year ended March 31,
	2024	2023	2022
India	$12,858	$12,037	$10,758
United States	2,749	2,261	2,110
United Kingdom	1,835	1,170	825
South Africa	975	806	801
Sri Lanka	506	405	567
Philippines	272	237	235

Total	$19,195	$16,916	$15,296

Summary of Net Periodic Cost
The net periodic cost recognized by the Company in respect of gratuity payments under the Company’s gratuity plans covering eligible employees of the Company in India, the Philippines, Sri Lanka and Dubai is as follows:

	Year ended March 31,
	2024	2023	2022
Service cost	$3,004	$2,584	$3,368
Interest on the net defined benefit liability	1,145	934	971

Net gratuity cost	$4,149	$3,518	$4,339

Summary of Net Defined Benefit Liability (Asset)

	As at
	March 2024	March 2023
Change in projected benefit obligations
Obligation at beginning of the year	$19,449	$18,460
Service cost	3,004	2,584
Interest cost	1,345	1,066
Benefits paid	(2,396)	(3,116)
Business combinations	—	1,393
Actuarial (gain)/loss
From changes in demographic assumptions	467	(177)
From changes in financial assumptions	433	(650)
From actual experience compared to assumptions	1,275	1,376
Foreign currency translation	(272)	(1,487)

Benefit obligation at end of the year	$23,305	$19,449

Change in plan assets
Plan assets at beginning of the year	$2,727	$2,745
Expected return on plan assets	200	132
Actual contributions	1,957	2,640
Benefits paid	(2,115)	(2,954)
Business combinations	—	388
Actuarial (loss)/gain	(19)	2
Foreign currency translation	(39)	(226)

Plan assets at end of the year	$2,711	$2,727

Accrued pension liability
Current	$944	$1,473
Non-current	19,649	15,249

Net amount recognized	$20,593	$16,722

Present value of funded defined benefit obligation	$20,971	$17,888
Fair value of plan assets	(2,711)	(2,727)

	18,260	15,161

Present value of unfunded defined benefit obligation	$2,333	$1,561

Weighted average duration of defined benefit obligation (both funded and unfunded)	6 years	5.4 years

Actuarial Assumptions For Gratuity Plans
The assumptions used in accounting for the gratuity plans are as follows:

	Year ended March 31,
	2024	2023	2022
Discount rate:
India	7.3%	7.4%	6.2% to 6.6%
Philippines	6.0%	5.9%	1.7%
Sri Lanka	12.5%	32.4%	16.4%
Dubai	5.3%	—	—
Rate of increase in compensation level	5.0% to 14%	7.0% to 14.0%	8.0% to 10.0%
Expected rate of return on plan assets	7.3%	7.4%	6.5% to 6.6%

Sensitivity of Defined Benefit Obligation to a Change in Each Significant Actuarial Assumption
As at March 31, 2024, for each of the Company’s defined benefit plans, the sensitivity of the defined benefit obligation to a change in each significant actuarial assumption is as follows:

	India	Philippines	Sri Lanka	Dubai
Discount rate:
Increase in discount rate by 1%	(5.4)%	(2.6)%	(4.4)%	(4.2)%
Decrease in discount rate by 1%	6.0%	2.7%	4.9%	4.9%
Rate of increase in compensation level:
Increase in salary escalation rate by 1%	4.0%	2.2%	4.3%	4.8%
Decrease in salary escalation rate by 1%	(3.9)%	(2.1)%	(4.0)%	(4.2)%

Maturity Analysis of Defined Benefit Payments	The maturity analysis of the Company’s defined benefit payments is as follows:

Amount
2025	$3,290
2026	3,399
2027	3,597
2028	4,208
2029	4,610
Thereafter	23,280

$42,384